AB Institutional Funds, Inc.

Global Real Estate Investment Fund II

Portfolio of Investments

January 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.2%
Real Estate – 95.1%
Diversified Real Estate Activities – 7.5%
Mitsubishi Estate Co., Ltd.	121,100	$1,915,799
Mitsui Fudosan Co., Ltd.	330,400	6,706,338
New World Development Co., Ltd.	546,250	2,529,183
Sumitomo Realty & Development Co., Ltd.	39,800	1,201,395
Sun Hung Kai Properties Ltd.	320,000	4,371,269
UOL Group Ltd.	215,500	1,182,986

		17,906,970

Diversified REITs – 8.9%
Alexander & Baldwin, Inc.	72,490	1,096,049
Armada Hoffler Properties, Inc.	117,113	1,258,965
Broadstone Net Lease, Inc. - Class A	52,220	941,527
Daiwa House REIT Investment Corp.	437	1,177,197
Essential Properties Realty Trust, Inc.(a)	100,880	2,100,321
Fibra Uno Administracion SA de CV	428,820	480,929
Gecina SA	14,690	2,087,068
Hulic Reit, Inc.	1,235	1,878,087
ICADE	16,390	1,178,662
Land Securities Group PLC	199,880	1,673,553
Merlin Properties Socimi SA	229,230	2,195,468
Nomura Real Estate Master Fund, Inc.	920	1,400,767
Stockland	1,090,757	3,681,081

		21,149,674

Health Care REITs – 7.8%
Assura PLC	1,958,340	1,939,380
Medical Properties Trust, Inc.	196,920	4,156,981
Omega Healthcare Investors, Inc.	99,326	3,597,588
Physicians Realty Trust	161,786	2,852,287
Welltower, Inc.	100,760	6,106,056

		18,652,292

Hotel & Resort REITs – 1.0%
Japan Hotel REIT Investment Corp.	1,013	510,274
RLJ Lodging Trust	148,440	1,916,360

		2,426,634

Industrial REITs – 13.3%
Americold Realty Trust	119,476	4,170,907
Ascendas Real Estate Investment Trust	580,700	1,339,867
Dream Industrial Real Estate Investment Trust	117,937	1,169,456
GLP J-Reit	1,034	1,665,822
Industrial & Infrastructure Fund Investment Corp.	797	1,434,633
Mitsui Fudosan Logistics Park, Inc.	254	1,269,775
Plymouth Industrial REIT, Inc.	35,498	519,691
Prologis, Inc.	106,910	11,033,112
Rexford Industrial Realty, Inc.	55,760	2,728,894
Segro PLC	288,184	3,750,563
STAG Industrial, Inc.	84,930	2,530,914

		31,613,634

Office REITs – 10.2%
Alexandria Real Estate Equities, Inc.	29,980	5,009,958
Allied Properties Real Estate Investment Trust	54,540	1,547,806

Company	Shares	U.S. $ Value
alstria office REIT-AG	72,730	$1,253,313
Boston Properties, Inc.	32,330	2,950,759
Cousins Properties, Inc.	80,052	2,524,840
Covivio	11,020	904,855
Daiwa Office Investment Corp.	280	1,815,275
Derwent London PLC	22,040	954,036
Japan Prime Realty Investment Corp.	455	1,605,299
Japan Real Estate Investment Corp.	231	1,407,678
Kilroy Realty Corp.	41,510	2,350,711
Nippon Building Fund, Inc.	226	1,365,052
True North Commercial Real Estate Investment Trust	116,965	576,250

		24,265,832

Real Estate Development – 1.5%
CIFI Holdings Group Co., Ltd.	1,020,000	836,094
CK Asset Holdings Ltd.	258,000	1,287,296
Instone Real Estate Group AG(b) (c)	58,928	1,494,887

		3,618,277

Real Estate Operating Companies – 9.6%
ADLER Group SA(b) (c)	86,190	2,600,252
Aroundtown SA	304,100	2,111,147
CA Immobilien Anlagen AG	47,390	2,040,992
Deutsche Wohnen SE	105,710	5,231,220
Fastighets AB Balder - Class B(c)	24,380	1,218,375
Grainger PLC	423,660	1,540,415
Kojamo Oyj	63,670	1,356,860
LEG Immobilien AG	20,020	2,869,897
Samhallsbyggnadsbolaget i Norden AB	553,570	1,812,922
Swire Properties Ltd.	435,400	1,262,061
Wharf Real Estate Investment Co., Ltd.	173,000	913,718

		22,957,859

Real Estate Services – 0.4%
Unibail-Rodamco-Westfield	9,830	829,746

Residential REITs – 16.1%
American Campus Communities, Inc.	69,710	2,869,264
American Homes 4 Rent - Class A	116,730	3,528,748
Bluerock Residential Growth REIT, Inc.	52,050	544,443
Camden Property Trust	37,440	3,824,496
Daiwa Securities Living Investments Corp.	1,374	1,320,427
Essex Property Trust, Inc.	19,930	4,775,427
Independence Realty Trust, Inc.	230,230	3,057,454
Invitation Homes, Inc.	111,930	3,299,696
Killam Apartment Real Estate Investment Trust	190,790	2,619,959
Mid-America Apartment Communities, Inc.	34,230	4,544,033
Minto Apartment Real Estate Investment Trust(b)	75,720	1,175,399
Sun Communities, Inc.	30,098	4,307,927
UDR, Inc.	60,650	2,331,993

		38,199,266

Retail REITs – 11.5%
AEON REIT Investment Corp.	804	1,061,274
Brixmor Property Group, Inc.	216,650	3,667,885
CapitaLand Integrated Commercial Trust	1,270,384	2,029,628
Eurocommercial Properties NV(c)	94,300	1,819,696

Company	Shares	U.S. $ Value
Kenedix Retail REIT Corp.	266	$643,807
Kimco Realty Corp.	63,230	1,043,927
Link REIT	395,860	3,434,184
Mercialys SA	116,520	1,056,461
National Retail Properties, Inc.	50,470	1,968,330
NETSTREIT Corp.	53,009	913,345
Realty Income Corp.	56,420	3,332,165
Simon Property Group, Inc.(a)	20,340	1,890,196
SITE Centers Corp.	169,900	1,884,191
Vicinity Centres	2,298,168	2,674,127

		27,419,216

Specialized REITs – 7.3%
CubeSmart	88,100	3,069,404
Digital Realty Trust, Inc.	48,494	6,980,711
MGM Growth Properties LLC - Class A	77,790	2,423,159
National Storage Affiliates Trust	92,060	3,363,872
Safestore Holdings PLC	134,730	1,491,756

		17,328,902

		226,368,302

Consumer Durables & Apparel – 1.2%
Homebuilding – 1.2%
Persimmon PLC	36,360	1,265,634
PulteGroup, Inc.	36,960	1,607,760

		2,873,394

Transportation – 0.9%
Highways & Railtracks – 0.9%
Transurban Group	213,058	2,146,794

Materials – 0.8%
Construction Materials – 0.8%
Fletcher Building Ltd.(c)	276,700	1,229,902
Grupo Cementos de Chihuahua SAB de CV	101,050	641,132

		1,871,034

Consumer Services – 0.8%
Hotels, Resorts & Cruise Lines – 0.5%
Hilton Grand Vacations, Inc.(c)	40,355	1,199,351

Leisure Facilities – 0.3%
Planet Fitness, Inc.(c)	7,710	555,120

		1,754,471

Software & Services – 0.4%
Internet Services & Infrastructure – 0.4%
GDS Holdings Ltd. (ADR)(c)	9,250	957,930

Total Common Stocks (cost $209,834,330)		235,971,925

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (e) (f) (cost $775,391)	775,391	$775,391

Total Investments – 99.5% (cost $210,609,721)(g)		236,747,316
Other assets less liabilities – 0.5%		1,221,455

Net Assets – 100.0%		$237,968,771

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	63,195	USD	610	02/26/2021	$6,346
Bank of America, NA	EUR	532	USD	646	03/17/2021	251
Barclays Bank PLC	JPY	82,987	USD	799	02/26/2021	6,725
Citibank, NA	CNY	7,799	USD	1,191	02/10/2021	(16,983)
Citibank, NA	USD	3,048	SGD	4,020	03/11/2021	(21,465)
Citibank, NA	USD	2,317	CHF	2,058	05/06/2021	(519)
Credit Suisse International	MXN	15,967	USD	801	02/25/2021	23,846
Deutsche Bank AG	EUR	4,184	USD	5,104	03/17/2021	22,061
Goldman Sachs Bank USA	USD	724	EUR	587	03/17/2021	(11,430)
Morgan Stanley & Co., Inc.	USD	2,476	SEK	20,648	04/15/2021	(3,086)
Standard Chartered Bank	USD	1,348	CAD	1,720	02/18/2021	(2,381)
Standard Chartered Bank	USD	572	JPY	59,922	02/26/2021	(231)
State Street Bank & Trust Co.	MXN	9,399	USD	471	02/25/2021	13,914
State Street Bank & Trust Co.	USD	238	MXN	4,855	02/25/2021	(1,829)
State Street Bank & Trust Co.	JPY	83,631	USD	810	02/26/2021	11,538
State Street Bank & Trust Co.	USD	492	JPY	51,158	02/26/2021	(3,581)
State Street Bank & Trust Co.	USD	653	SGD	864	03/11/2021	(2,276)
State Street Bank & Trust Co.	EUR	299	USD	363	03/17/2021	509
State Street Bank & Trust Co.	GBP	497	USD	681	04/09/2021	(215)
State Street Bank & Trust Co.	NOK	5,019	USD	592	04/15/2021	6,310
State Street Bank & Trust Co.	USD	1,169	NOK	9,955	04/15/2021	(6,542)
UBS AG	CAD	926	USD	723	02/18/2021	(863)
UBS AG	CAD	794	USD	626	02/18/2021	4,667

						$24,766

(a)	Represents entire or partial securities out on loan.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the aggregate market value of these securities amounted to $5,270,538 or 2.2% of net assets.

(c)	Non-income producing security.
(d)	Affiliated investments.

(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of January 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $35,261,892 and gross unrealized depreciation of investments was $(9,099,531), resulting in net unrealized appreciation of $26,162,361.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

CAD – Canadian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

MXN – Mexican Peso

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

January 31, 2021 (unaudited)

52.7%	United States
12.0%	Japan
6.6%	Germany
5.8%	Hong Kong
5.3%	United Kingdom
3.6%	Australia
3.0%	Canada
2.6%	France
1.9%	Singapore
1.3%	Sweden
0.9%	Spain
0.9%	Austria
0.8%	Netherlands
2.3%	Other
0.3%	Short-Term

100.0%	Total Investments

1

All data are as of January 31, 2021. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.8% or less in the following: China, Finland, Mexico and New Zealand.

AB Institutional Funds, Inc.

Global Real Estate Investment Fund II

January 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2021:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Real Estate	$133,143,819	$93,224,483		$—	$226,368,302
Consumer Durables & Apparel	1,607,760	1,265,634		—	2,873,394
Transportation	—	2,146,794		—	2,146,794
Materials	641,132	1,229,902		—	1,871,034
Consumer Services	1,754,471	—		—	1,754,471
Software & Services	957,930	—		—	957,930
Short-Term Investments	775,391	—		—	775,391

Total Investments in Securities	138,880,503	97,866,813	(a)	—	236,747,316
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	96,167		—	96,167
Liabilities:
Forward Currency Exchange Contracts	—	(71,401)		—	(71,401)

Total	$138,880,503	$97,891,579		$—	$236,772,082

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2021 is as follows:

Fund	Market Value 10/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$712	$15,149	$15,086	$775	$0	*

*	Amount less than $500.